Segment Reporting (Percentage of Net Sales Represented by Each Product Group) (Detail)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	100.00%	100.00%	100.00%
Leisure [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	52.60%	50.60%	50.60%
Fashion and home [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	30.30%	31.70%	32.20%
Party and snack [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	17.10%	17.70%	17.20%